Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory

Note 6 — Inventory

As of September 30, 2020 and December 31, 2019, inventory consisted of the following:

	September 30,	December 31,
	2020	2019
Raw materials	$34,737	$49,232
Finished goods	1,580,613	1,419,993
Reserve for obsolescence	(100,000)	(100,000)
Total inventory	$1,515,351	$1,369,225

Note 5 — Inventory

As of December 31, 2019 and 2018, inventory consisted of the following:

	December 31,	December 31,
	2019	2018
Raw materials	$49,232	$48,576
Finished goods	1,319,993	875,131
Total inventory	$1,369,225	$923,707